Expenses by Nature - Summary of Expenses by Nature (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Raw material used, changes in inventories and others	₩ 46,179,075	₩ 54,670,367	₩ 44,466,766
Employee benefits	4,660,771	4,330,946	4,023,167
Outsourced processing cost	10,377,087	8,641,448	7,690,334
Electricity expenses	1,099,970	936,360	744,207
Depreciation	3,325,088	3,204,744	3,135,345
Amortization	498,193	488,835	444,100
Freight and custody expenses	2,297,544	3,077,044	1,580,200
Sales commissions	68,138	75,012	65,404
Loss on disposal of property, plant and equipment	125,823	111,082	95,720
Impairment loss on property, plant and equipment	275,846	213,183	311,520
Impairment loss on goodwill and intangible assets	129,907	370,663	224,328
Donations	67,393	80,558	101,258
Other	5,615,703	5,058,849	4,962,224
Expenses by nature	74,720,538	81,259,091	67,844,573
Wages and salaries	4,375,123	4,024,805	3,684,894
Expenses related to post-employment benefits	285,648	306,141	338,273
Employee benefits expenses	₩ 4,660,771	₩ 4,330,946	₩ 4,023,167